Additional Information - Condensed Financial Statements of The Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Additional Information - Condensed Financial Statements of The Parent Company
26.
Additional Information - Condensed Financial Statements of The Parent Company

Rules 5-04 and 12-04 of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries and the VIE. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Investments in subsidiaries and VIE”. The Parent Company’s share of income from its subsidiaries and the VIE is reported as equity in income of subsidiaries and the VIE in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

Condensed Financial Information of the Parent Company

Condensed Balance Sheets

	As of December 31,
	2023	2024
	(in US$ thousands)
Assets
Current assets:
Cash and cash equivalents	$5,341	$7,075
Short-term bank deposits	51,924	20,000
Short-term financial products issued by banks	84,500	50,679
Short-term investments	7,983	2,787
Amounts due from subsidiaries	634,051	627,228
Prepayments and other current assets	2,905	2,737
Total current assets	786,704	710,506
Non-current assets:
Long-term bank deposits	—	15,000
Long-term financial products issued by banks	20,000	61,400
Other non-current assets	907	1,233
Investments in subsidiaries and VIEs	(93,103)	(106,005)
Total non-current assets	(72,196)	(28,372)
Total assets	$714,508	$682,134
Liabilities
Current liabilities:
Amounts due to subsidiaries	109,078	108,916
Accrued expenses and other current liabilities	681	557
Total liabilities	$109,759	$109,473
Shareholders’ equity
Class A ordinary shares ($0.0001 par value; 820,000,000 shares authorized, 391,324,217 shares issued and 292,628,765 shares outstanding as of December 31, 2023; 820,000,000 shares authorized, 392,376,217 shares issued and 297,156,593 shares outstanding as of December 31, 2024)	39	39
Class B ordinary shares ($0.0001 par value; 76,179,938 shares authorized, issued and outstanding as of December 31, 2023 and 2024)	8	8
Additional paid-in-capital	1,138,346	1,144,238
Treasury shares at cost	(79,716)	(72,739)
Accumulated other comprehensive loss	(10,027)	(12,257)
Accumulated deficit	(443,901)	(486,628)
Total shareholders’ equity	$604,749	$572,661
Total liabilities and shareholders’ equity	$714,508	$682,134

Condensed Statements of Comprehensive Loss

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Operating expenses:
Sales and marketing expenses	$(17)	$(178)	$—
General and administrative expenses	(2,742)	(477)	(901)
Total operating expenses	(2,759)	(655)	(901)
Other operating income	(150)	—	—
Losses from subsidiaries and VIEs	(114,872)	(88,197)	(46,558)
Exchange loss	(4,372)	(1,184)	(291)
Interest income	2,344	8,125	8,366
Investment loss	(571)	(6,950)	(4,136)
Other income	—	1,649	793
Loss before income taxes	(120,380)	(87,212)	(42,727)
Income taxes	—	(7)	—
Net loss attributable to Agora, Inc.’s ordinary shareholders	$(120,380)	$(87,219)	$(42,727)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Net cash generated from operating activities	$414	$4,874	$8,312
Net cash (used in) provided by investing activities	(81,866)	36,017	3,576
Net cash used in financing activities	(39,039)	(63,277)	(10,204)
Net (decrease) increase in cash and cash equivalents	(120,491)	(22,386)	1,684
Cash, cash equivalents and restricted cash, beginning of year	148,268	27,777	5,391
Cash, cash equivalents and restricted cash, end of year	$27,777	$5,391	$7,075